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                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
HARTFORD, CT  06103-3415

May 1, 2008

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:     MetLife Insurance Company of Connecticut
        MetLife of CT Fund BD II for Variable Annuities
        File Nos. 333-147894/811-07259
        (Vintage Annuity)
        Rule 497(j) Certification
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Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund BD II for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI"), dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 8, 2008.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company